Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Revenue	$ 596,817	$ 510,360	$ 350,131
Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	581,990	501,757	326,815
Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	14,827	8,603	23,316
Medical and related products [Member]
Schedule of Revenue [Line Items]
Revenue	280,774	292,858	146,850
Medical and related products [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	280,719	292,609	146,593
Medical and related products [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	55	249	257
Drugs [Member]
Schedule of Revenue [Line Items]
Revenue	223,425	143,633	141,947
Drugs [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	209,025	143,633	141,947
Drugs [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	14,400
Beauty products [Member]
Schedule of Revenue [Line Items]
Revenue	49,911
Beauty products [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	49,841
Beauty products [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	70
Contact lenses [Member]
Schedule of Revenue [Line Items]
Revenue	35,000
Contact lenses [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	35,000
Contact lenses [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue
Nutritional products [Member]
Schedule of Revenue [Line Items]
Revenue	5,234	41,772	9,540
Nutritional products [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	5,000	41,458	5,934
Nutritional products [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	234	314	3,606
Supplements [Member]
Schedule of Revenue [Line Items]
Revenue	2,473	32,097	51,794
Supplements [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	2,405	24,057	32,341
Supplements [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	$ 68	$ 8,040	$ 19,453